Changes in Capital Accounts	12 Months Ended
Dec. 31, 2021
Changes in Capital Accounts [Abstract]
Changes in Capital Accounts
10.     Changes in Capital Accounts

(a)          Company’s Preferred Stock: As at December 31, 2021 and 2020, the Company’s authorized preferred stock consists of 25,000,000 shares of preferred stock, par value $0.01 per share. Of these preferred shares, 1,250,000 have been designated Series A preferred shares and 1,200,000 have been designated Series B preferred shares. As at December 31, 2021 and 2020, no preferred stock was issued and outstanding.

(b)          Series B Preferred Stock and Warrants to purchase Series B Preferred Stock issued to Kalani Investments Limited: On March 21, 2017, the Company completed a registered direct offering of (i) 3,000 newly-designated Series B-1 convertible preferred shares, par value $0.01 per share, and common shares underlying such Series B-1 convertible preferred shares, and (ii) warrants to purchase 6,500 of Series B-1 convertible preferred shares, 6,500 of Series B-1 convertible preferred shares underlying such warrants, and common shares underlying such Series B-1 convertible preferred shares. Concurrently with the registered direct offering, the Company completed an offering of warrants to purchase 140,500 of Series B-2 convertible preferred shares in a private placement, in reliance on Regulation S under the Securities Act. The securities in the registered direct offering and private placement were issued and sold to Kalani Investments Limited (or “Kalani”), an entity not affiliated with the Company, pursuant to a Securities Purchase Agreement. In connection with the private placement, the Company entered into a Registration Rights Agreement with Kalani, pursuant to which the investor was granted certain registration rights with respect to the securities issued and sold in the private placement. The Series B-2 convertible preferred shares were convertible at any time at the option of the holder into common shares based on specific terms of the agreements. On March 24, 2019, the Series B-2 Preferred Warrants that were exercisable for Series B-2 Preferred Shares expired, in accordance with their terms.

In 2019, an aggregate of 6,470 preferred warrants were exercised for the sale of an equal number of preferred shares and in aggregate, 5,220 Series B convertible preferred shares were converted to 710,051 common shares, thus leaving 1,500 Series B convertible preferred shares outstanding as at December 31, 2019. In 2019, the Company received net equity proceeds, after deducting offering expenses payable by the Company, of $6,452. From January 1, 2020 and up to April 6, 2020, 1,100 Series B convertible preferred shares were converted to 195,215 common shares, thus leaving 400 Series B convertible preferred shares outstanding as at April 6, 2020. On April 6, 2020, the Company’s BOD members approved the re-purchase of the Company’s outstanding Series B-2 Preferred Shares, previously issued to Kalani, for a purchase price of $400. Following the BOD approval, the Company entered into an agreement with Kalani on April 7, 2020 for the re-purchase of all 400 Series B-2 convertible preferred shares outstanding, paid the purchase price of $400 and consequently cancelled the Series B-2 Preferred Shares.

(c)          Series C Preferred Stock issued to Diana Shipping Inc.: On May 30, 2017, the Company issued 100 shares of its then newly-designated Series C Preferred Stock, par value $0.01 per share, to Diana Shipping Inc., in exchange for a reduction of $3,000 in the principal amount of the Company’s then outstanding loan. The Series C Preferred Stock had no dividend or liquidation rights. The Series C Preferred Stock voted with the common shares of the Company, and each share of the Series C Preferred Stock entitled the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates would not exceed 49.0%, on all matters submitted to a vote of the stockholders of the Company. As at December 31, 2019, the 100 Series C Preferred Stock remained outstanding. On March 23, 2020, the Company’s disinterested BOD members approved the repurchase of the Company’s 100 Series C Preferred Shares, held by Diana Shipping Inc., for a purchase price of $1,500. The Company’s disinterested BOD members had previously received a fairness opinion from an independent third party that the transaction was fair from a financial point of view to the Company. On March 25, 2020, the Company agreed with Diana Shipping Inc. for the repurchase of the Series C Preferred Shares and on March 26, 2020, the Company paid the agreed purchase price and consequently cancelled the Series C Preferred Shares.

(d)          One-for-Ten Reverse Stock Split: With the intention of complying with NASDAQ’s minimum bid price requirements, the Company effected as of the opening of trading on November 2, 2020 a one-for-ten reverse stock split of its common shares, which was approved by shareholders at the Company’s 2020 Special Meeting of Shareholders held on October 29, 2020. The number of the Company’s common shares issued and outstanding at that date was reduced from 50,155,299 to 5,015,501. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold fractional shares of the Company’s common stock received a cash payment in lieu of such fractional share.

(e)          Share Repurchase Program: In January 2019, the Company had announced that its Board of Directors authorized a share repurchase program to purchase up to an aggregate of $6,000 of the Company’s common shares. The timing and amount of any repurchases would be determined by the Company’s management and would depend on market conditions, capital allocation alternatives, applicable securities laws, and other factors. The Board of Directors’ authorization of the repurchase program was effective immediately and would expire on December 21, 2019. Common shares repurchased as part of this program would be cancelled by the Company. During 2019, no shares had been repurchased under the specific program, which expired on December 21, 2019.

In January 2020, the Company’s Board of Directors further authorized a share repurchase program to purchase up to an aggregate of $6,000 of the Company’s common shares, with identical terms to the former program. During 2020, the Company has repurchased 81,785 common shares of value $656, including expenses, and all common shares repurchased as part of this program were cancelled by the Company. The Board of Directors’ authorization of this program expired on December 21, 2020.

(f)          Shareholders’ Rights Agreement: On December 20, 2021, the Company entered into a Stockholders’ Rights Agreement (the “Rights Agreement”). Pursuant to the Rights Agreement, each share of the Company’s common stock includes one right, or a Right, that entitles the holder to purchase from the Company one one-thousandth of a share of the Company’s Series A Participating Preferred Stock, par value $0.01 per share, at an exercise price of $50.00 per one one-thousandth of a Series A Preferred Stock, subject to specified adjustments. The Rights will separate from the common stock and become exercisable only if a person or group acquires beneficial ownership of 10% or more of the Company’s common stock in a transaction not approved by the Company’s board of directors. In that situation, each holder of a Right (other than the acquiring person, whose Rights will become void and will not be exercisable) will have the right to purchase, in lieu of one one-thousandth of a share of Series A Preferred Stock, upon payment of the exercise price, a number of shares of the Company’s common stock having a then-current market value equal to twice the exercise price. In addition, if the Company is acquired in a merger or other business combination after an acquiring person acquires 10% or more of the Company’s common stock, each holder of the Right will thereafter have the right to purchase, in lieu of one one-thousandth of a share of Series A Preferred Stock, upon payment of the exercise price, a number of shares of common stock of the acquiring person having a then-current market value equal to twice the exercise price. The acquiring person will not be entitled to exercise these Rights. Under the Rights Agreement’s terms, it will expire on December 20, 2031. As at December 31, 2021, no Rights were exercised.

(g)          Tender Offer to Exchange Common Shares for Shares of Series B Convertible Cumulative Perpetual Preferred Stock: In December 2021, the Company commenced an offer to exchange, up to 4,066,181 of its then issued and outstanding common shares, par value $0.01 per share, for newly issued shares of the Company’s Series B Convertible Cumulative Perpetual Preferred Stock, par value $0.01, at a ratio of 0.28 Series B Preferred Shares for each common share.

The Company will pay a 4.00% annual dividend on the Series B Preferred Shares, on a quarterly basis, either in cash, or, at the Company’s option, through the issuance of additional common shares, valued at the volume-weighted average price of the common stock for the 10 trading days prior to the dividend payment date. Each Series B Preferred Share is convertible at the option of the holder during the applicable conversion period and for additional cash consideration of $7.50 per converted Series B Preferred Share, into two Series C Preferred Shares (see description below). Each Series B Preferred Share will have a fixed liquidation preference of $25.00 per share. The Series B Preferred Shares are not subject to mandatory redemption or to any sinking fund requirements, and will be redeemable at the Company’s option, at any time, on or after the date that is the date immediately following the 15-month anniversary of the issuance date, at $25.00 per share plus accumulated and unpaid dividends thereon to and including the date of redemption. Finally, Series B Preferred Shares rank senior to common shares with respect to dividend distributions and distributions upon any liquidation, winding up or dissolution of the Company. As of December 31, 2021 no common shares have been exchanged as part of this offer. The tender offer expired on January 27, 2022 (Note 15).

The Series C Preferred Shares, par value $0.01 and $25.00 liquidation preference, will be established not earlier than one year from the date of original issuance of the Series B Preferred Shares. Their material anticipated terms are as follows: the Company will pay a 5.00% annual dividend on the Series C Preferred Shares either in cash, or, at the Company’s option, through the issuance of additional common shares, valued at the volume-weighted average price of the common stock for the 10 trading days prior to the dividend payment date; the Series C Preferred Shares will be convertible to Common Shares, at the option of the holder at any time and from time to time after six months from the date of original issuance of such Series C Preferred Shares, in whole or in part, at a conversion price equal to $5.50 per Common Share (as adjusted). Each Series C Preferred Share shall be entitled to a number of votes equal to the number of shares of Common Stock into which the share is then convertible multiplied by 10. Holders of the Series C Preferred Shares shall be entitled to vote with holders of Common Shares, voting together as a single class (with certain exceptions).

(h)          Compensation Cost on Stock Option Awards: On January 1, 2021, the Company granted to its Chief Financial Officer stock options to purchase 120,000 of the Company’s common shares as share-based remuneration. The stock options, which were granted pursuant to, and in accordance with, the Company’s Equity Incentive Plan, have been approved by the Company’s board of directors, and have a term of five years. The exercise prices of the options are as follows: 30,000 shares for an exercise price of $10.00 per share, 25,000 shares for an exercise price of $12.50 per share, 20,000 shares for an exercise price of $15.00 per share, 15,000 shares for an exercise price of $20.00 per share, 15,000 shares for an exercise price of $25.00 per share, and 15,000 shares for an exercise price of $30.00 per share.

In its assessment for the accounting of the stock options awards, the Company has taken into consideration the provisions of ASC 718 “Compensation – Stock Compensation” and determined that these stock options should be classified as equity rather than liability.  The award was measured on the grant date, being January 1, 2021, at fair value on a non-recurring basis. Its fair value was determined through Level 3 inputs of the fair value hierarchy as determined by management and amounted to $134. The fair value of the stock option was estimated using the binomial-pricing model with the following assumptions: (a) 6% dividend yield, assumed based on Company’s stated dividend policy and existing capital structure, (b) weighted average expected volatility of 75%, (c) risk free rate of 0.36% determined by management using the applicable 5-year treasury yield as of the measurement date, (d) market value of common stock of $4.64 and (e) expected life of 5 years as at January 1, 2021. During 2021, no stock options were exercised and the full amount of $134 was recognized as compensation cost in General and administrative expenses in the accompanying consolidated statements of operations.

(i)          Compensation Cost on Restricted Common Stock: On February 15, 2018, the Company’s Board of Directors approved a one-time award of restricted common stock, which was proposed by the Company’s compensation committee, with an aggregate value of $5,000, to the Company’s executive officers and non-executive directors, in recognition of the successful refinancing of the Company’s RBS loan in 2017. In this respect, a number of 574,779 restricted shares were issued on February 15, 2019 and their number was defined based on the share closing price of February 15, 2019. One third of the shares vested on the issuance date and the remainder two thirds vested ratably over two years from the issuance date.

On December 30, 2020, the Company’s Board of Directors approved an amendment to the 2015 Equity Incentive Plan (or the “Plan”), to increase the aggregate number of shares issuable under the plan to 538,830 shares, and further approved 67,225 restricted common shares to be issued on the same date as an award to the Company’s directors. The fair value of the award was $320 and was calculated by using the share closing price of December 29, 2020. One fourth of the shares vested on December 30, 2020 and the remainder three fourths vest ratably over three years from the issuance date. As at December 31, 2021, 471,605 restricted common shares remained reserved for issuance under the Plan.

During 2021, 2020 and 2019, aggregate compensation cost on restricted stock amounted to $134, $1,916 and $1,791 respectively, and is included in General and administrative expenses in the accompanying consolidated statements of operations. At December 31, 2021 and 2020, the total unrecognized compensation cost relating to restricted share awards was $159 and $293, respectively.

During 2021, 2020 and 2019, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2018	10,780	$23.50
Granted	574,779	8.70
Vested	(196,983)	9.10
Forfeited or expired	-	-
Outstanding at December 31, 2019	388,576	$8.90
Granted	67,225	4.76
Vested	(355,702)	8.74
Forfeited or expired	-	-
Outstanding at December 31, 2020	100,099	6.71
Granted	-	-
Vested	(66,488)	7.70
Forfeited or expired	-	-
Outstanding at December 31, 2021	33,611	$4.76

As at December 31, 2021, the weighted-average period over which the total compensation cost related to non-vested restricted stock, as presented above, is expected to be recognized, is 1.49 years.

(j) At The Market Offering: On March 5, 2021, the Company entered into an At The Market (or “ATM”) Offering Agreement with H.C. Wainwright & Co., LLC, as sales agent, pursuant to which the Company may offer and sell, from time to time, up to an aggregate of $5,900 of its common shares, par value $0.01 per share. No shares have been sold during 2021, while subsequent to the balance sheet date and up to the date of issuance of these consolidated financial statements a number of shares of the Company’s common stock were issued as part of the ATM Offering (Note 15).